CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Aug. 08, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Aug. 23, 2019 shares
Total current liabilities	¥ 337,062	$ 46,177		¥ 458,790
Total non-current liabilities	69,348	9,501		67,868
Ordinary shares par value (in dollar per share) | $ / shares			$ 0.0001
VIE
Total current liabilities	328,237	44,969		446,146
Total non-current liabilities	¥ 69,292	$ 9,493		¥ 68,140
Ordinary shares issued (in shares)						24,475,310
Class A ordinary shares
Ordinary shares par value (in dollar per share) | $ / shares		$ 0.0001			$ 0.0001
Ordinary shares authorized (in shares)	3,000,000,000	3,000,000,000		300,000,000
Ordinary shares issued (in shares)	890,653,509	890,653,509		55,379,583
Ordinary shares outstanding (in shares)	890,653,509	890,653,509		55,379,583
Class B ordinary shares
Ordinary shares authorized (in shares)	6,296,630	6,296,630		6,296,630
Ordinary shares issued (in shares)	6,296,630	6,296,630		6,296,630
Ordinary shares outstanding (in shares)	6,296,630	6,296,630		6,296,630
Undesignated ordinary shares
Ordinary shares authorized (in shares)	890,653,509	890,653,509		193,703,370
Ordinary shares issued (in shares)	0	0		0
Ordinary shares outstanding (in shares)	0	0		0